EMPLOYEE BENEFIT PLANS (Tables)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit Costs
The components of net periodic benefit cost (income) for Dole’s U.S. and international pension plans and other postretirement benefit (“OPRB”) plans were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Three Months Ended September 30, 2024	Three Months Ended September 30, 2023	Three Months Ended September 30, 2024	Three Months Ended September 30, 2023	Three Months Ended September 30, 2024	Three Months Ended September 30, 2023

	(U.S. Dollars in thousands)
Service cost	$51	$53	$1,120	$1,293	$—	$—
Interest cost	2,099	2,231	2,964	2,717	178	173
Expected return on plan assets	(2,998)	(3,307)	(2,082)	(2,048)	—	—
Amortization of:
Net (gain) loss	(16)	(145)	(334)	(531)	16	(77)
Prior service benefit	—	—	(164)	(158)	—	—
Curtailments, settlements and terminations, net	—	—	71	865	—	—
Foreign exchange impact and other	2	—	(11)	3	—	—
Net periodic pension (income) cost	$(862)	$(1,168)	$1,564	$2,141	$194	$96

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023

	(U.S. Dollars in thousands)
Service cost	$154	$160	$3,359	$3,880	$—	$—
Interest cost	6,296	6,692	8,892	8,537	535	520
Expected return on plan assets	(8,993)	(9,920)	(6,245)	(6,144)	—	—
Amortization of:
Net (gain) loss	(48)	(435)	(1,001)	(1,594)	48	(231)
Prior service benefit	—	—	(491)	(475)	—	—
Curtailments, settlements and terminations, net	—	—	(551)	3,197	—	—
Foreign exchange impact and other	—	—	27	(27)	—	—
Net periodic pension (income) cost	$(2,591)	$(3,503)	$3,990	$7,374	$583	$289
The Company classifies the non-service components of net periodic pension cost (income) within other (expense) income, net, in the condensed consolidated statements of operations. Non-service components include interest costs, expected return on plan assets, amortization of net (gain) loss and prior service benefit and other curtailment or settlement costs.
During fiscal year 2024, the Company settled certain obligations of international defined benefit plans in Latin America, which resulted in net settlement costs of $0.1 million and net settlement income of $0.6 million, for the three and nine months ended September 30, 2024, respectively. During 2023, the Company settled certain obligations of international defined benefit plans in Latin America and Europe, which resulted in net settlement and curtailment costs of $0.9 million and $3.2 million,
The components of net periodic benefit cost (income) for Dole’s U.S. and international pension plans and other postretirement benefit (“OPRB”) plans were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Three Months Ended September 30, 2024	Three Months Ended September 30, 2023	Three Months Ended September 30, 2024	Three Months Ended September 30, 2023	Three Months Ended September 30, 2024	Three Months Ended September 30, 2023

	(U.S. Dollars in thousands)
Service cost	$51	$53	$1,120	$1,293	$—	$—
Interest cost	2,099	2,231	2,964	2,717	178	173
Expected return on plan assets	(2,998)	(3,307)	(2,082)	(2,048)	—	—
Amortization of:
Net (gain) loss	(16)	(145)	(334)	(531)	16	(77)
Prior service benefit	—	—	(164)	(158)	—	—
Curtailments, settlements and terminations, net	—	—	71	865	—	—
Foreign exchange impact and other	2	—	(11)	3	—	—
Net periodic pension (income) cost	$(862)	$(1,168)	$1,564	$2,141	$194	$96

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023

	(U.S. Dollars in thousands)
Service cost	$154	$160	$3,359	$3,880	$—	$—
Interest cost	6,296	6,692	8,892	8,537	535	520
Expected return on plan assets	(8,993)	(9,920)	(6,245)	(6,144)	—	—
Amortization of:
Net (gain) loss	(48)	(435)	(1,001)	(1,594)	48	(231)
Prior service benefit	—	—	(491)	(475)	—	—
Curtailments, settlements and terminations, net	—	—	(551)	3,197	—	—
Foreign exchange impact and other	—	—	27	(27)	—	—
Net periodic pension (income) cost	$(2,591)	$(3,503)	$3,990	$7,374	$583	$289